Income Taxes (Details)	6 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Statutory income tax rate percentage	15.00%	10.00%	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage		16.50%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage		25.00%
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate percentage		15.00%
Huadi Steel Group Limited [Member]
Income Taxes [Line Items]
Preferential tax rate percentage		15.00%